Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Note 1 - Basis of Presentation and General Information
Disposal Groups, Including Discontinued Operations [Table Text Block]
May 6, 2025
Cash and cash equivalents and restricted cash	$131,791
Margin deposits	28,247
Accounts receivable, net	37,443
Inventories	38,377
Due from related parties	12,157
Fair value of derivatives	256
Insurance claims receivable	3,291
Prepayments and other assets	37,022
Vessels held for sale	7,801
Vessels and advances, net	634,727
Deferred charges, net	21,583
Operating leases, right-of-use assets	246,689
Total assets	1,199,384
Long-term debt, net of deferred financing costs	(171,910)
Accounts payable	(27,330)
Due to related parties	(16,407)
Operating lease liabilities	(242,150)
Accrued liabilities	(13,505)
Unearned revenue	(14,102)
Fair value of derivatives	(6,078)
Other current liabilities	(8,663)
Total liabilities	(500,145)
Net assets of Costamare Bulkers	$699,239